SHAREHOLDERS' EQUITY - Narrative (Details) € / shares in Units, $ in Thousands, € in Millions	4 Months Ended
	Jun. 18, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 kr / shares	Dec. 31, 2025 EUR (€) € / shares shares	Feb. 14, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Authorized share capital		$ 12,400		€ 10.6
Number of shares authorised (in shares) | shares		1,056,000,000		1,056,000,000
Par value per share (in euro per share) | € / shares				€ 0.01
Accumulated deficit		$ 272,983				$ 275,489
EUR/USD
Disclosure of classes of share capital [line items]
Closing foreign exchange rate		1.1713		1.1713		1.0350	1.1002
Abliva AB
Disclosure of classes of share capital [line items]
Voting interests acquired during period	11.10%
Voting shares (in percentage)	100.00%				88.90%
Cash transferred	$ 7,900
Carrying amount of the acquired non-controlling interest	7,800
Accumulated deficit	$ 200
Consideration transferred		$ 68,000
Paid price (in SEK per share) | kr / shares			kr 0.45